COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE COMMITMENTS

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending March 31,	Operating lease liabilities

2024	$42,926
Thereafter	-
Total lease payments	42,926
Less: interest	(483)
Present value of lease liabilities	$42,443

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending December 31,	Operating lease liabilities

2023	$84,146
Thereafter	-
Total lease payments	84,146
Less: interest	(1,439)
Present value of lease liabilities	$82,707